Consolidated Statement of Equity $ in Thousands, $ in Thousands	USD ($)	CAD ($)	Cumulative Effect, Period of Adoption, Adjustment USD ($)	Common shares USD ($)	Preferred shares USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital CAD ($)	Retained earnings (deficit) USD ($)	Retained earnings (deficit) Cumulative Effect, Period of Adoption, Adjustment USD ($)	Accumulated OCI USD ($)	Accumulated OCI Cumulative Effect, Period of Adoption, Adjustment USD ($)	Non- controlling interests USD ($)
Beginning Balance at Dec. 31, 2018	$ 3,697,522		$ 0	$ 3,562,418	$ 184,299	$ 45,553		$ (595,259)	$ (186)	$ (19,385)	$ 186	$ 519,896
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	484,950							530,884				(45,934)
Effect of redeemable non-controlling interests not included in equity (note 17)	(7,476)											(7,476)
Other comprehensive income (loss)	11,866									9,438		2,428
Dividends declared and distributions to non-controlling interests	(255,155)							(217,464)				(37,691)
Dividends and issuance of shares under dividend reinvestment plan	0			68,856				(68,856)
Contributions received from non-controlling interests	100,318											100,318
Common shares issued upon conversion of convertible debentures	148			148
Common shares issued upon public offering, net of cost	364,211			364,211
Common shares issued under employee share purchase plan	2,853			2,853
Share-based compensation	12,974					12,974
Common shares issued pursuant to share-based awards		$ (5,616)		18,558			$ (7,948)	(16,226)
Ending Balance at Dec. 31, 2019	$ 4,406,595			4,017,044	184,299	50,579		(367,107)		(9,761)		531,541
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201712Member	us-gaap:AccountingStandardsUpdate201712Member
Net earnings (loss)	$ 727,828							782,463				(54,635)
Effect of redeemable non-controlling interests not included in equity (note 17)	(5,696)											(5,696)
Other comprehensive income (loss)	(13,437)									(12,746)		(691)
Dividends declared and distributions to non-controlling interests	(307,726)							(281,977)				(25,749)
Dividends and issuance of shares under dividend reinvestment plan	0			70,830				(70,830)
Contributions received from non-controlling interests	3,371											3,371
Common shares issued upon conversion of convertible debentures	48			48
Common shares issued upon public offering, net of cost	823,891			823,891
Common shares issued under employee share purchase plan	4,327			4,327
Share-based compensation	25,859					25,859
Common shares issued pursuant to share-based awards	(11,591)			19,164		(13,959)		(16,796)
Acquisition of redeemable non-controlling interest, net (note 3(b))	8,721					(1,750)						10,471
Ending Balance at Dec. 31, 2020	$ 5,662,190			$ 4,935,304	$ 184,299	$ 60,729		$ 45,753		$ (22,507)		$ 458,612